Risks - Credit risk (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks
Trade receivables	€ 52,698	€ 51,043	€ 41,541
Non-due
Risks
Trade receivables	41,895	41,764	34,002
Less than 30 days
Risks
Trade receivables	7,053	5,451	4,199
31-60 days
Risks
Trade receivables	1,213	2,212	1,634
61-90 days
Risks
Trade receivables	983	656	426
91-180 days
Risks
Trade receivables	935	458	611
More than 181 days
Risks
Trade receivables	€ 619	€ 502	€ 669